                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4075

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 07/31

                               PORTFOLIO HOLDINGS

                                      FOR

               RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.8%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (5.8%)
AIR FREIGHT & LOGISTICS (0.2%)
Toll Holdings                                        54,885                $656,357
-----------------------------------------------------------------------------------

AIRLINES (0.2%)
Qantas Airways                                      187,810                 910,873
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.5%)
CSL                                                  24,330               1,822,047
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Australian Stock Exchange                            34,372               1,418,710
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Telstra                                             248,582                 969,582
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Woolworths                                           52,901               1,218,659
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
QBE Insurance Group                                  59,255               1,495,584
-----------------------------------------------------------------------------------

METALS & MINING (1.2%)
BlueScope Steel                                      98,742                 912,055
OneSteel                                            144,657                 818,119
Rio Tinto                                            12,957               1,009,484
Zinifex                                             108,353               1,791,234
                                                                    ---------------
Total                                                                     4,530,892
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
Alinta                                               23,188                 290,743
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Origin Energy                                        54,035                 447,074
Santos                                               34,939                 391,593
                                                                    ---------------
Total                                                                       838,667
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.7%)
Centro Properties Group                              81,792                 547,836
DB RREEF Trust                                      781,442               1,196,445
Goodman Group                                       105,362                 537,410
Mirvac Group                                         83,022                 359,833
Multiplex Group                                      89,625                 375,717
Stockland                                           258,370               1,681,222
Westfield Group                                       6,221(e)              100,058
Westfield Group                                      88,713               1,426,858
                                                                    ---------------
Total                                                                     6,225,379
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Lend Lease                                           24,838                $391,030
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Macquarie Airports                                  135,309                 496,622
Macquarie Infrastructure Group                      134,068                 369,999
                                                                    ---------------
Total                                                                       866,621
-----------------------------------------------------------------------------------

AUSTRIA (0.5%)
METALS & MINING (0.3%)
voestalpine                                          13,001               1,081,667
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
OMV                                                  12,040                 748,073
-----------------------------------------------------------------------------------

BELGIUM (1.3%)
BEVERAGES (0.2%)
InBev                                                 8,194                 659,883
-----------------------------------------------------------------------------------

CHEMICALS (0.1%)
Solvay                                                2,732                 414,410
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Dexia                                                28,750                 822,074
KBC Groep                                            10,238               1,331,992
                                                                    ---------------
Total                                                                     2,154,066
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Belgacom                                             29,657               1,200,719
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Delhaize Group                                        3,665                 340,820
-----------------------------------------------------------------------------------

BERMUDA (0.1%)
OIL, GAS & CONSUMABLE FUELS
Frontline                                            10,500                 485,578
-----------------------------------------------------------------------------------

DENMARK (1.5%)
BEVERAGES (0.1%)
Carlsberg Series B                                    3,600                 461,898
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Danske Bank                                          20,100                 846,633
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
FLSmidth & Co                                         5,950                 524,170
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
DENMARK (CONT.)

ELECTRICAL EQUIPMENT (0.3%)
Vestas Wind Systems                                  14,200(b)             $941,396
-----------------------------------------------------------------------------------

MARINE (0.4%)
AP Moller-Maersk Series B                               100               1,318,938
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Novo Nordisk Series B                                15,675               1,644,834
-----------------------------------------------------------------------------------

FINLAND (1.8%)
COMMUNICATIONS EQUIPMENT (0.2%)
Nokia                                                30,518                 871,844
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Sampo Series A                                       35,841               1,075,294
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
KCI Konecranes                                       12,304                 498,016
Wartsila Series B                                     7,195                 501,469
                                                                    ---------------
Total                                                                       999,485
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Outokumpu                                            20,411                 632,222
Rautaruukki                                          11,971                 784,381
                                                                    ---------------
Total                                                                     1,416,603
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.1%)
Neste Oil                                            14,845                 531,138
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Stora Enso Series R                                  83,311               1,432,156
UPM-Kymmene                                          18,073                 401,609
                                                                    ---------------
Total                                                                     1,833,765
-----------------------------------------------------------------------------------

FRANCE (8.6%)
AIRLINES (0.3%)
Air France-KLM                                       25,064               1,128,214
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.1%)
Michelin Series B                                    27,065               3,573,575
Valeo                                                 8,019                 411,155
                                                                    ---------------
Total                                                                     3,984,730
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
 1 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

AUTOMOBILES (1.4%)
Peugeot                                              22,778              $1,916,525
Renault                                              25,215               3,644,297
                                                                    ---------------
Total                                                                     5,560,822
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Compagnie de Saint-Gobain                            15,423               1,702,145
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
BNP Paribas                                          41,301               4,540,272
Credit Agricole                                      66,591               2,544,549
Societe Generale                                      8,019               1,378,376
                                                                    ---------------
Total                                                                     8,463,197
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
VINCI                                                15,504               1,110,657
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
France Telecom                                       55,394               1,489,304
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
ALSTOM                                                2,711                 487,510
Schneider Electric                                    5,020                 669,866
                                                                    ---------------
Total                                                                     1,157,376
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Casino Guichard Perrachon                             4,272                 416,036
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Groupe Danone                                        10,390                 755,331
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Accor                                                 9,925                 845,377
Sodexho Alliance                                      9,354                 617,661
                                                                    ---------------
Total                                                                     1,463,038
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
CNP Assurances                                        7,165                 939,346
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
SUEZ                                                 26,112               1,373,124
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Unibal-Rodamco                                        6,364               1,501,709
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Bouygues                                             15,639               1,252,695
-----------------------------------------------------------------------------------

GERMANY (8.7%)
AIRLINES (0.1%)
Deutsche Lufthansa                                   16,861                 473,593
-----------------------------------------------------------------------------------

AUTOMOBILES (3.1%)
DaimlerChrysler                                     102,805               9,310,466
Volkswagen                                           12,282               2,215,498
                                                                    ---------------
Total                                                                    11,525,964
-----------------------------------------------------------------------------------

CHEMICALS (1.0%)
BASF                                                 17,231               2,228,724
Bayer                                                18,689               1,320,986
                                                                    ---------------
Total                                                                     3,549,710
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Hochtief                                              3,874                 389,447
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Deutsche Boerse                                      17,293              $2,027,812
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
Deutsche Telekom                                    351,837               6,046,418
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
TUI                                                  28,115(b)              791,298
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Siemens                                              22,932               2,902,563
-----------------------------------------------------------------------------------

MACHINERY (0.4%)
MAN                                                   9,684               1,403,984
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Salzgitter                                            5,545               1,126,494
ThyssenKrupp                                         28,920               1,602,697
                                                                    ---------------
Total                                                                     2,729,191
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
RWE                                                   5,749                 609,140
-----------------------------------------------------------------------------------

GREECE (0.1%)
COMMERCIAL BANKS
Piraeus Bank                                         15,558                 551,673
-----------------------------------------------------------------------------------

HONG KONG (2.3%)
AIRLINES (0.1%)
Cathay Pacific Airways                              155,000                 403,912
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Bank of East Asia                                   120,185                 717,699
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Li & Fung                                           150,000                 519,775
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Hong Kong Exchanges and Clearing                     77,500               1,264,707
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
CLP Holdings                                        179,500               1,204,853
HongKong Electric Holdings                          263,000               1,304,686
                                                                    ---------------
Total                                                                     2,509,539
-----------------------------------------------------------------------------------

MARINE (0.2%)
Orient Overseas Intl                                 59,500                 708,327
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Hang Lung Properties                                188,000                 691,562
Henderson Land Development                           47,000                 338,581
Swire Pacific Series A                               48,000                 543,332
                                                                    ---------------
Total                                                                     1,573,475
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Esprit Holdings                                      57,700                 771,129
-----------------------------------------------------------------------------------

ITALY (3.6%)
AUTOMOBILES (0.6%)
Fiat                                                 71,074               2,090,381
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Unione di Banche Italiane                            26,846                 663,280
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Telecom Italia                                    1,422,116               3,347,809
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ITALY (CONT.)

OIL, GAS & CONSUMABLE FUELS (1.9%)
Eni                                                 213,352              $7,467,010
-----------------------------------------------------------------------------------

JAPAN (10.9%)
AUTO COMPONENTS (0.3%)
Aisin Seiki                                          13,200                 518,756
Bridgestone                                          29,000                 612,028
                                                                    ---------------
Total                                                                     1,130,784
-----------------------------------------------------------------------------------

AUTOMOBILES (1.5%)
Honda Motor                                         163,000               5,918,695
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
Mitsui Chemicals                                    123,000                 954,316
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Mitsui Trust Holdings                                35,000                 309,394
Resona Holdings                                         453                 975,049
Shinsei Bank                                        414,000               1,546,579
                                                                    ---------------
Total                                                                     2,831,022
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Dai Nippon Printing                                  86,000               1,261,959
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
NEC                                                 117,000                 572,210
Seiko Epson                                          20,000                 583,587
                                                                    ---------------
Total                                                                     1,155,797
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Toyo Seikan Kaisha                                   32,300                 566,001
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Hitachi                                             442,000               3,178,971
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Pioneer                                              68,300                 918,502
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
FUJIFILM Holdings                                    11,200                 490,340
-----------------------------------------------------------------------------------

MACHINERY (1.1%)
Japan Steel Works                                    63,000               1,002,795
Komatsu                                              60,000               1,893,742
NGK Insulators                                       36,000               1,100,314
                                                                    ---------------
Total                                                                     3,996,851
-----------------------------------------------------------------------------------

MARINE (0.8%)
Kawasaki Kisen Kaisha                                64,000                 876,047
Mitsui OSK Lines                                     95,000               1,483,170
Nippon Yusen Kabushiki Kaisha                        55,000                 554,516
                                                                    ---------------
Total                                                                     2,913,733
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
JFE Holdings                                         20,500               1,405,951
Nippon Steel                                        227,000               1,707,502
                                                                    ---------------
Total                                                                     3,113,453
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Nippon Mining Holdings                               42,000                 422,244
Nippon Oil                                          143,000               1,273,223
                                                                    ---------------
Total                                                                     1,695,467
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Nippon Building Fund                                     27                 357,248
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
 2 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Mitsubishi Estate                                    44,000              $1,119,402
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
SUMCO                                                23,500               1,206,557
-----------------------------------------------------------------------------------

SOFTWARE (1.3%)
Nintendo                                              9,900               4,773,280
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Mitsubishi                                           40,200               1,187,194
Mitsui & Co                                          51,000               1,198,577
Sojitz                                              114,400                 571,247
                                                                    ---------------
Total                                                                     2,957,018
-----------------------------------------------------------------------------------

NETHERLANDS (12.0%)
COMMERCIAL BANKS (2.9%)
ABN AMRO Holding                                    215,803              10,648,153
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
ING Groep                                            57,769               2,438,823
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Koninklijke (Royal) KPN                              58,511                 905,338
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Unilever                                             82,761               2,501,444
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
Aegon                                               129,683               2,348,241
-----------------------------------------------------------------------------------

MEDIA (0.2%)
Reed Elsevier                                        40,650                 746,567
-----------------------------------------------------------------------------------

METALS & MINING (2.0%)
Arcelor Mittal                                      124,594               7,641,034
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Oce                                                  10,820                 250,404
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.4%)
Royal Dutch Shell Series A                          337,537              13,144,997
Royal Dutch Shell Series B                           86,687               3,427,834
                                                                    ---------------
Total                                                                    16,572,831
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Corio                                                 6,292                 448,627
Wereldhave                                            2,071                 263,106
                                                                    ---------------
Total                                                                       711,733
-----------------------------------------------------------------------------------

NEW ZEALAND (0.2%)
CONSTRUCTION MATERIALS
Fletcher Building                                    61,784                 585,850
-----------------------------------------------------------------------------------

NORWAY (2.0%)
CHEMICALS (0.2%)
Yara Intl                                            29,150                 775,181
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
DNB NOR                                              91,600               1,206,621
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Tandberg                                             12,800                 289,997
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telenor                                              44,800(b)              819,446
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
NORWAY (CONT.)

INDUSTRIAL CONGLOMERATES (0.5%)
Orkla                                                92,600              $1,740,981
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Norsk Hydro                                          23,600                 908,591
Statoil                                              55,250               1,633,274
                                                                    ---------------
Total                                                                     2,541,865
-----------------------------------------------------------------------------------

PORTUGAL (0.2%)
ELECTRIC UTILITIES (0.1%)
Energias de Portugal                                 73,517                 416,544
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Sonae                                               137,608                 401,465
-----------------------------------------------------------------------------------

SINGAPORE (1.9%)
AIRLINES (0.3%)
Singapore Airlines                                   75,000                 947,821
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Oversea-Chinese Banking                             163,000                 964,510
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Singapore Exchange                                   87,000                 549,423
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
SingTel                                             418,000                 950,181
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
SembCorp Inds                                       133,000                 495,796
-----------------------------------------------------------------------------------

MARINE (0.2%)
Neptune Orient Lines                                183,000                 664,890
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
CapitaMall Trust                                    450,000               1,104,260
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CapitaLand                                          155,000                 750,884
City Developments                                    56,000                 549,100
                                                                    ---------------
Total                                                                     1,299,984
-----------------------------------------------------------------------------------

SPAIN (2.9%)
AIRLINES (0.1%)
Iberia Lineas Aereas de Espana                      102,777                 480,569
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Banco Popular Espanol                                25,307                 452,926
Banco Santander Central Hispano                      46,759                 890,561
                                                                    ---------------
Total                                                                     1,343,487
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
ACS Actividades de Construccion y Servicios          20,483               1,213,423
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Gamesa Tecnologica                                   25,126               1,007,363
-----------------------------------------------------------------------------------

GAS UTILITIES (0.5%)
Gas Natural SDG                                      29,516               1,693,991
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
Repsol YPF                                          100,023               3,770,903
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Inditex                                              19,513               1,167,279
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SWEDEN (5.1%)
COMMERCIAL BANKS (0.5%)
Nordea Bank                                          50,900                $820,387
Svenska Handelsbanken Series A                       32,700                 937,983
                                                                    ---------------
Total                                                                     1,758,370
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Skanska Series B                                     11,200                 239,314
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
TeliaSonera                                         128,000                 968,060
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Electrolux Series B                                  45,800               1,145,683
-----------------------------------------------------------------------------------

MACHINERY (2.1%)
Alfa Laval                                           12,900                 810,441
Sandvik                                              88,600               1,781,758
Scania Series B                                      46,600               1,110,839
SKF Group Series B                                   49,400               1,029,883
Volvo Series A                                       69,200               1,280,219
Volvo Series B                                      120,900               2,223,306
                                                                    ---------------
Total                                                                     8,236,446
-----------------------------------------------------------------------------------

METALS & MINING (0.5%)
SSAB Svenskt Stal Series A                           30,400               1,091,233
SSAB Svenskt Stal Series B                           23,300                 794,632
                                                                    ---------------
Total                                                                     1,885,865
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Svenska Cellulosa Series B                          123,200               2,175,587
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Fabege                                               52,000                 551,456
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Hennes & Mauritz Series B                            36,850               2,118,176
-----------------------------------------------------------------------------------

SWITZERLAND (2.3%)
BUILDING PRODUCTS (0.1%)
Geberit                                               3,309                 539,562
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
Ciba Specialty Chemicals                              8,157                 495,931
Syngenta                                              2,815                 531,196
                                                                    ---------------
Total                                                                     1,027,127
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Swisscom                                              1,080                 367,634
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
ABB                                                  74,267               1,786,326
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Zurich Financial Services                             5,358               1,561,538
-----------------------------------------------------------------------------------

MACHINERY (0.1%)
Sulzer                                                  288                 380,336
-----------------------------------------------------------------------------------

METALS & MINING (0.5%)
Xstrata                                              26,503               1,689,292
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
OC Oerlikon                                             604(b)              267,962
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
 3 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SWITZERLAND (CONT.)

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Swatch Group Series B                                 2,703                $815,586
-----------------------------------------------------------------------------------

UNITED KINGDOM (18.9%)
AUTO COMPONENTS (0.1%)
GKN                                                  50,662                 393,427
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
3i Group                                             17,501                 378,999
Man Group                                           109,850               1,249,282
                                                                    ---------------
Total                                                                     1,628,281
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
Imperial Chemical Inds                               90,652               1,145,533
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.7%)
Barclays                                            279,434               3,924,923
HBOS                                                108,145               2,105,874
Lloyds TSB Group                                    216,702               2,437,578
Royal Bank of Scotland Group                        407,833               4,855,564
                                                                    ---------------
Total                                                                    13,323,939
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Aggreko                                              67,347                 739,872
Capita Group                                         49,667                 719,687
                                                                    ---------------
Total                                                                     1,459,559
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
AMEC                                                 71,040                 909,645
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Hanson                                               13,147                 289,160
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
BT Group                                            530,084               3,359,526
Cable & Wireless                                    259,753                 885,957
                                                                    ---------------
Total                                                                     4,245,483
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Scottish & Southern Energy                           36,694               1,072,149
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
J Sainsbury                                         164,703               1,905,362
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Unilever                                            115,973               3,617,036
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew                                       74,258                 883,825
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Compass Group                                       168,974               1,139,926
Enterprise Inns                                      23,304                 317,963
InterContinental Hotels Group                        26,610                 605,572
Ladbrokes                                            65,070                 534,381
Punch Taverns                                        21,221                 491,944
Whitbread                                            17,906                 601,090
                                                                    ---------------
Total                                                                     3,690,876
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

HOUSEHOLD DURABLES (0.5%)
Barratt Developments                                 20,641                $386,639
Berkeley Group Holdings Unit                         13,521(b)              445,389
Taylor Wimpey                                       159,416               1,050,202
                                                                    ---------------
Total                                                                     1,882,230
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Intl Power                                          105,820                 879,674
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Tomkins                                              97,408                 462,991
-----------------------------------------------------------------------------------

INSURANCE (1.1%)
Aviva                                                67,905                 943,665
Legal & General Group                               305,753                 861,900
Old Mutual                                          685,994               2,248,099
                                                                    ---------------
Total                                                                     4,053,664
-----------------------------------------------------------------------------------

MACHINERY (0.2%)
Invensys                                            120,408(b)              910,542
-----------------------------------------------------------------------------------

MEDIA (0.5%)
Reed Elsevier                                       103,751               1,278,420
Reuters Group                                        46,208                 578,794
                                                                    ---------------
Total                                                                     1,857,214
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Marks & Spencer Group                                97,448               1,240,337
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Centrica                                            303,368               2,198,860
Natl Grid                                           127,688               1,810,214
United Utilities                                     80,232               1,090,254
                                                                    ---------------
Total                                                                     5,099,328
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.3%)
BP                                                  429,250               4,972,599
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
British Land                                         24,631                 614,070
Hammerson                                            22,305                 537,707
Land Securities Group                                12,954                 441,115
                                                                    ---------------
Total                                                                     1,592,892
-----------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
FirstGroup                                           45,474                 580,877
Natl Express Group                                   11,676                 269,269
Stagecoach Group                                     60,102                 255,422
                                                                    ---------------
Total                                                                     1,105,568
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
DSG Intl                                             89,058                 280,689
Kingfisher                                          242,051               1,038,338
                                                                    ---------------
Total                                                                     1,319,027
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Burberry Group                                       40,761                $520,710
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Imperial Tobacco Group                               26,430               1,158,567
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
Vodafone Group                                    3,002,794               9,026,844
-----------------------------------------------------------------------------------

UNITED STATES (4.2%)
DIVERSIFIED FINANCIAL SERVICES
iShares MSCI Emerging Markets Index Fund            107,150              14,204,875
Vanguard Emerging Markets Index Fund                 17,360               1,639,652
                                                                    ---------------
Total                                                                    15,844,527
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $338,921,742)                                                   $354,263,021
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (1.1%)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (1.0%)
Henkel                                                4,420                $239,133
Porsche                                                 491                 892,033
Volkswagen                                           24,833               2,768,410
                                                                    ---------------
Total                                                                     3,899,576
-----------------------------------------------------------------------------------

SWEDEN (0.1%)
SSAB Svenskt Stal
 Rights                                              53,700(b)              173,120
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $3,489,462)                                                       $4,072,696
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)(d)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,664,741(f)           $4,664,741
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,664,741)                                                       $4,664,741
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $347,075,945)(g)                                                $363,000,458
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

--------------------------------------------------------------------------------
 4 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                              CONTRACTS
-----------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones Euro STOXX 50, Sept. 2007                              119
Financial Times Stock Exchange 100 Index, Sept. 2007              27
Nikkei 225, Sept. 2007                                            36

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES              COST
--------------------------------------------------------------------------------------------
Westfield Group                                                  06-14-07           $101,403

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $347,076,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                       $24,354,000
Unrealized depreciation                                        (8,430,000)
-------------------------------------------------------------------------
Net unrealized appreciation                                   $15,924,000
-------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
 5 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE EUROPEAN EQUITY FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.0%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRIA (0.6%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen          11,664                $877,577
-----------------------------------------------------------------------------------

BELGIUM (2.9%)
BEVERAGES (1.1%)
InBev                                                18,170               1,463,275
-----------------------------------------------------------------------------------

CHEMICALS (0.8%)
Umicore                                               4,948               1,122,269
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Colruyt                                               6,439               1,366,452
-----------------------------------------------------------------------------------

DENMARK (1.9%)
CHEMICALS (0.7%)
Novozymes Series B                                    7,550                 890,197
-----------------------------------------------------------------------------------

INSURANCE (0.7%)
Topdanmark                                            5,939(b)            1,005,927
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
ALK-Abello                                            3,570                 737,299
-----------------------------------------------------------------------------------

FINLAND (1.4%)
INSURANCE (0.5%)
Sampo Series A                                       23,107                 693,252
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.9%)
Ramirent                                             42,980               1,191,640
-----------------------------------------------------------------------------------

FRANCE (17.8%)
AUTOMOBILES (0.8%)
Renault                                               7,715               1,115,041
-----------------------------------------------------------------------------------

BEVERAGES (1.7%)
Pernod Ricard                                        10,859               2,280,309
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.4%)
BNP Paribas                                          11,848               1,302,466
Societe Generale                                     11,711               2,012,988
                                                                    ---------------
Total                                                                     3,315,454
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
VINCI                                                18,106               1,297,056
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

ELECTRICAL EQUIPMENT (2.0%)
ALSTOM                                                8,333              $1,498,496
Schneider Electric                                    8,758               1,168,663
                                                                    ---------------
Total                                                                     2,667,159
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Carrefour                                            18,621               1,320,592
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Essilor Intl                                         33,224               2,026,704
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Accor                                                 9,301                 792,227
-----------------------------------------------------------------------------------

INSURANCE (2.3%)
AXA                                                  20,529                 801,185
Euler Hermes                                         16,337               2,405,589
                                                                    ---------------
Total                                                                     3,206,774
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
Vallourec                                             4,154               1,074,584
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                                               5,497                 794,558
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.1%)
Total                                                56,088               4,417,270
-----------------------------------------------------------------------------------

GERMANY (14.6%)
AEROSPACE & DEFENSE (0.9%)
MTU Aero Engines Holding                             17,281               1,166,120
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.9%)
Continental                                          11,296               1,633,041
ElringKlinger                                        11,133                 936,745
                                                                    ---------------
Total                                                                     2,569,786
-----------------------------------------------------------------------------------

AUTOMOBILES (1.6%)
DaimlerChrysler                                      24,404               2,210,131
-----------------------------------------------------------------------------------

CHEMICALS (1.1%)
Bayer                                                20,871               1,475,215
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Deutsche Postbank                                    11,018                 855,451
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.3%)
Wincor Nixdorf                                       20,649               1,826,973
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Deutsche Boerse                                      16,092              $1,886,980
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
Tognum                                               34,003(b)            1,125,879
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Carl Zeiss Meditec                                   32,420                 680,096
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Fresenius Medical Care & Co                          21,945               1,037,228
-----------------------------------------------------------------------------------

INSURANCE (2.9%)
Allianz                                              18,305               3,896,410
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
MAN                                                   7,791               1,129,537
-----------------------------------------------------------------------------------

GREECE (1.6%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                                32,072               1,139,290
Piraeus Bank                                         28,155                 998,352
                                                                    ---------------
Total                                                                     2,137,642
-----------------------------------------------------------------------------------

IRELAND (0.6%)
CONSTRUCTION MATERIALS
CRH                                                  19,822                 879,794
-----------------------------------------------------------------------------------

ITALY (2.4%)
COMMERCIAL BANKS (1.3%)
UniCredito Italiano                                 196,828               1,669,782
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Saipem                                               43,594               1,556,598
-----------------------------------------------------------------------------------

NETHERLANDS (2.6%)
COMMERCIAL SERVICES & SUPPLIES (0.6%)
Randstad Holding                                     12,383                 801,848
-----------------------------------------------------------------------------------

METALS & MINING (1.2%)
Arcelor Mittal                                       25,224               1,542,453
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
ASML Holding                                         38,976(b)            1,148,160
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

NORWAY (0.4%)
ENERGY EQUIPMENT & SERVICES
TGS NOPEC Geophysical                                28,600(b)             $558,330
-----------------------------------------------------------------------------------

PORTUGAL (1.3%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                    299,854               1,786,422
-----------------------------------------------------------------------------------

SPAIN (2.8%)
COMMERCIAL BANKS (1.5%)
Banco Bilbao Vizcaya Argentaria                      81,664               1,999,284
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Inditex                                              30,117               1,801,617
-----------------------------------------------------------------------------------

SWEDEN (1.4%)
COMMERCIAL BANKS (0.9%)
Skandinaviska Enskilda Banken Series A               35,000               1,196,705
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
Atlas Copco Series A                                 42,400                 729,830
-----------------------------------------------------------------------------------

SWITZERLAND (11.2%)
CAPITAL MARKETS (2.5%)
Credit Suisse Group                                  26,142               1,705,577
Julius Baer Holding                                  24,571               1,718,448
                                                                    ---------------
Total                                                                     3,424,025
-----------------------------------------------------------------------------------

CHEMICALS (3.0%)
Lonza Group                                          10,843               1,021,505
Sika                                                    983               1,872,426
Syngenta                                              5,696               1,074,847
                                                                    ---------------
Total                                                                     3,968,778
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
ABB                                                  55,797               1,342,071
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Nestle                                                5,734               2,203,241
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Nobel Biocare Holding                                 4,223               1,270,245
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.2%)
Roche Holding                                        17,335               3,070,649
-----------------------------------------------------------------------------------

UNITED KINGDOM (34.5%)
AEROSPACE & DEFENSE (1.5%)
Cobham                                              245,436                 944,423
Rolls-Royce Group                                   104,002(b)            1,067,174
                                                                    ---------------
Total                                                                     2,011,597
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

BEVERAGES (0.8%)
Diageo                                               52,335              $1,068,994
-----------------------------------------------------------------------------------

CHEMICALS (1.2%)
Croda Intl                                           65,984                 928,767
Johnson Matthey                                      21,536                 738,605
                                                                    ---------------
Total                                                                     1,667,372
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Standard Chartered                                   89,299               2,919,923
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Serco Group                                         156,289               1,379,211
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Cable & Wireless                                    207,945                 709,252
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.0%)
Tesco                                               554,250               4,552,384
Wm Morrison Supermarkets                            366,798               2,234,400
                                                                    ---------------
Total                                                                     6,786,784
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Associated British Foods                             82,251               1,400,810
-----------------------------------------------------------------------------------

INSURANCE (3.3%)
Admiral Group                                       120,815               1,985,646
Prudential                                           62,393                 858,037
Royal & SunAlliance Insurance Group                 305,077                 817,826
Standard Life                                       143,934                 892,428
                                                                    ---------------
Total                                                                     4,553,937
-----------------------------------------------------------------------------------

METALS & MINING (3.7%)
Anglo American                                       52,612               3,054,562
Lonmin                                               28,714               2,012,447
                                                                    ---------------
Total                                                                     5,067,009
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Marks & Spencer Group                                75,470                 960,597
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.8%)
BG Group                                            272,367               4,430,434
BP                                                  183,893               2,130,288
                                                                    ---------------
Total                                                                     6,560,722
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

PAPER & FOREST PRODUCTS (0.1%)
Mondi                                                14,454(b)             $126,751
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Shire                                                67,043               1,642,794
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Carphone Warehouse Group                            112,684                 805,018
-----------------------------------------------------------------------------------

TOBACCO (2.7%)
British American Tobacco                             53,912               1,742,204
Imperial Tobacco Group                               43,797               1,919,854
                                                                    ---------------
Total                                                                     3,662,058
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.0%)
SIG                                                  75,994               2,000,192
Wolseley                                             36,265                 790,780
                                                                    ---------------
Total                                                                     2,790,972
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
Vodafone Group                                    1,028,620               3,092,184
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $109,942,546)                                                   $133,808,881
-----------------------------------------------------------------------------------

PREFERRED STOCKS (1.0%)(C)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Porsche                                                 718              $1,304,439
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $1,135,254)                                                       $1,304,439
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.0%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  1,402,081(d)           $1,402,081
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,402,081)                                                       $1,402,081
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $112,479,881)(e)                                                $136,515,401
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $112,480,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $25,322,000
Unrealized depreciation                                               (1,287,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $24,035,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 2 RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                   RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.5%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.2%)
CAPITAL MARKETS (0.5%)
Macquarie Bank                                       53,304              $3,677,477
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Brambles                                            256,252(b)            2,397,787
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Boart Longyear Group                              1,359,928(b)            2,699,072
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
QBE Insurance Group                                 163,377               4,123,603
-----------------------------------------------------------------------------------

METALS & MINING (1.3%)
BHP Billiton                                        117,341               3,735,571
Newcrest Mining                                      92,750               1,937,043
Rio Tinto                                            39,165(d)            3,051,356
                                                                    ---------------
Total                                                                     8,723,970
-----------------------------------------------------------------------------------

AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen          59,727               4,493,746
-----------------------------------------------------------------------------------

BELGIUM (2.4%)
BEVERAGES (1.0%)
InBev                                                89,588               7,214,742
-----------------------------------------------------------------------------------

CHEMICALS (0.6%)
Umicore                                              17,588               3,989,182
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
Colruyt                                              25,138               5,334,660
-----------------------------------------------------------------------------------

BRAZIL (0.8%)
AIRLINES (0.4%)
GOL Linhas Aereas Inteligentes ADR                  111,834               2,786,903
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Petroleo Brasileiro ADR                              38,664               2,509,294
-----------------------------------------------------------------------------------

CANADA (1.4%)
OIL, GAS & CONSUMABLE FUELS (0.8%)
Canadian Natural Resources                           34,000               2,333,277
EnCana                                               57,000               3,489,033
                                                                    ---------------
Total                                                                     5,822,310
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CANADA (CONT.)

ROAD & RAIL (0.6%)
Canadian Pacific Railway                             52,000              $3,826,397
-----------------------------------------------------------------------------------

CHILE (0.6%)
COMMERCIAL BANKS
Banco Santander Chile ADR                            80,432               3,834,998
-----------------------------------------------------------------------------------

CHINA (0.9%)
COMMERCIAL BANKS
China Merchants Bank Series H                     1,750,500               6,265,436
-----------------------------------------------------------------------------------

DENMARK (0.6%)
CHEMICALS
Novozymes Series B                                   34,200               4,032,416
-----------------------------------------------------------------------------------

FINLAND (0.6%)
INSURANCE
Sampo Series A                                      129,276               3,878,513
-----------------------------------------------------------------------------------

FRANCE (12.0%)
AUTOMOBILES (0.5%)
Renault                                              25,693               3,713,381
-----------------------------------------------------------------------------------

BEVERAGES (1.1%)
Pernod Ricard                                        36,531               7,671,239
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
BNP Paribas                                          40,826               4,488,055
Societe Generale                                     35,555               6,111,503
                                                                    ---------------
Total                                                                    10,599,558
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
VINCI                                                68,024               4,873,021
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
ALSTOM                                               32,041               5,761,828
Schneider Electric                                   26,536               3,540,949
                                                                    ---------------
Total                                                                     9,302,777
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Carrefour                                            59,376               4,210,917
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Essilor Intl                                        110,230               6,724,162
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

INSURANCE (1.5%)
AXA                                                  64,113              $2,502,137
Euler Hermes                                         52,094               7,670,732
                                                                    ---------------
Total                                                                    10,172,869
-----------------------------------------------------------------------------------

MACHINERY (0.6%)
Vallourec                                            15,098               3,905,651
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                                              29,313               4,237,014
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Total                                               204,751              16,125,383
-----------------------------------------------------------------------------------

GERMANY (8.5%)
AEROSPACE & DEFENSE (0.7%)
MTU Aero Engines Holding                             65,857               4,444,022
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Continental                                          40,435               5,845,611
-----------------------------------------------------------------------------------

AUTOMOBILES (1.1%)
DaimlerChrysler                                      82,807               7,499,360
-----------------------------------------------------------------------------------

CHEMICALS (0.7%)
Bayer                                                72,056               5,093,100
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Deutsche Postbank                                    45,727               3,550,299
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Wincor Nixdorf                                       59,872               5,297,328
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Carl Zeiss Meditec                                  135,094               2,833,956
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care & Co                          92,229               4,359,194
-----------------------------------------------------------------------------------

INSURANCE (2.0%)
Allianz                                              62,387              13,279,719
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
MAN                                                  38,157               5,531,992
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

GREECE (1.5%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                               170,583              $6,059,603
Piraeus Bank                                        125,209               4,439,804
                                                                    ---------------
Total                                                                    10,499,407
-----------------------------------------------------------------------------------

HONG KONG (4.1%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                                   226,000               1,349,587
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.6%)
Li & Fung                                         1,093,600               3,789,506
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Hong Kong Exchanges and Clearing                    151,000               2,464,138
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
China Overseas Land & Investment                  4,512,000               9,557,204
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Esprit Holdings                                     390,000               5,212,137
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
China Mobile                                        493,000               5,664,992
-----------------------------------------------------------------------------------

INDONESIA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                          2,205,000               2,622,669
-----------------------------------------------------------------------------------

IRELAND (0.7%)
CONSTRUCTION MATERIALS
CRH                                                 113,930               5,056,749
-----------------------------------------------------------------------------------

ITALY (1.9%)
COMMERCIAL BANKS (0.9%)
UniCredito Italiano                                 709,972               6,023,018
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Saipem                                              199,477               7,122,667
-----------------------------------------------------------------------------------

JAPAN (19.5%)
AUTO COMPONENTS (0.3%)
Keihin                                               99,900               1,872,106
-----------------------------------------------------------------------------------

AUTOMOBILES (1.7%)
Honda Motor                                          70,700               2,567,188
Toyota Motor                                        144,900               8,809,229
                                                                    ---------------
Total                                                                    11,376,417
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
Asahi Glass                                         338,000               4,525,592
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Marusan Securities                                  151,700               1,593,675
Nomura Holdings                                     118,200               2,243,687
Tokai Tokyo Securities                              186,000               1,038,216
                                                                    ---------------
Total                                                                     4,875,578
-----------------------------------------------------------------------------------

CHEMICALS (1.1%)
Mitsubishi Rayon                                    279,000               2,087,323
Showa Denko                                         613,000               2,150,972
Sumitomo Chemical                                   391,000               2,916,327
                                                                    ---------------
Total                                                                     7,154,622
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

COMMERCIAL BANKS (2.5%)
Mitsubishi UFJ Financial Group                          700              $7,470,623
Mitsui Trust Holdings                               199,000               1,759,129
Mizuho Financial Group                                  485               3,416,053
Sumitomo Mitsui Financial Group                         580               5,241,823
                                                                    ---------------
Total                                                                    17,887,628
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Okumura                                             310,000               1,652,986
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Kyocera                                              27,700               2,692,562
Nidec                                                51,500               3,409,217
Nippon Electric Glass                               111,000               1,730,749
Yokogawa Electric                                   143,400               1,945,290
                                                                    ---------------
Total                                                                     9,777,818
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Sundrug                                              88,900               1,845,127
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Pacific Golf Group Intl Holdings                      1,219(b)            1,297,608
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Daito Trust Construction                             41,900               2,080,247
GOLDCREST                                            53,090               2,591,724
Haseko                                              853,000(b)            2,264,425
Sekisui Chemical                                    389,000               3,035,242
Sharp                                               214,000               3,688,182
                                                                    ---------------
Total                                                                    13,659,820
-----------------------------------------------------------------------------------

INSURANCE (0.7%)
T&D Holdings                                         70,200               4,591,076
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
eAccess                                               2,733(d)            1,484,425
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
AMADA                                               225,000               2,626,926
SMC                                                  20,500               2,714,736
                                                                    ---------------
Total                                                                     5,341,662
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Kobe Steel                                        1,153,000               4,475,248
Tokyo Steel Mfg                                     115,100               1,881,183
                                                                    ---------------
Total                                                                     6,356,431
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Mitsukoshi                                          543,000(d)            2,597,629
Ryohin Keikaku                                       47,500               2,841,000
                                                                    ---------------
Total                                                                     5,438,629
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.2%)
Canon                                               106,000               5,602,795
Ricoh                                               104,000               2,254,452
                                                                    ---------------
Total                                                                     7,857,247
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Nippon Mining Holdings                              291,000               2,925,544
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

PHARMACEUTICALS (0.7%)
Shionogi & Co                                       133,000              $2,122,646
Takeda Pharmaceutical                                40,000               2,605,762
                                                                    ---------------
Total                                                                     4,728,408
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Sumitomo Real Estate Sales                           14,440               1,070,503
-----------------------------------------------------------------------------------

SOFTWARE (0.6%)
Nintendo                                              8,600               4,146,485
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Yamada Denki                                         25,380               2,521,964
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Sumitomo                                            249,900               4,840,004
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                                154,000               2,268,978
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
KDDI                                                    462               3,064,896
-----------------------------------------------------------------------------------

NETHERLANDS (2.0%)
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Randstad Holding                                     45,544               2,949,155
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Arcelor Mittal                                       87,582               5,355,657
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
ASML Holding                                        174,620(b)            5,143,979
-----------------------------------------------------------------------------------

PORTUGAL (0.7%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                    745,258               4,439,980
-----------------------------------------------------------------------------------

RUSSIA (0.5%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                          73,793               3,157,517
-----------------------------------------------------------------------------------

SINGAPORE (1.6%)
COMMERCIAL BANKS (0.4%)
DBS Group Holdings                                  195,000               2,916,986
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Keppel                                              556,000               4,852,877
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                                   303,400               2,974,943
-----------------------------------------------------------------------------------

SOUTH AFRICA (1.1%)
MEDIA (0.7%)
Naspers Series N                                    168,523               4,185,793
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Impala Platinum Holdings                             97,352               2,825,852
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Mondi                                                19,935(b)              169,653
-----------------------------------------------------------------------------------

SOUTH KOREA (1.1%)
COMMERCIAL BANKS (0.8%)
Shinhan Financial Group                              75,570               5,107,730
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Samsung Electronics                                   3,260               2,149,460
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPAIN (2.0%)
COMMERCIAL BANKS (1.1%)
Banco Bilbao Vizcaya Argentaria                     303,763              $7,436,672
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Inditex                                             106,962(d)            6,398,532
-----------------------------------------------------------------------------------

SWEDEN (0.7%)
COMMERCIAL BANKS
Skandinaviska Enskilda Banken Series A              137,600               4,704,759
-----------------------------------------------------------------------------------

SWITZERLAND (6.5%)
CAPITAL MARKETS (1.3%)
Credit Suisse Group                                  90,252               5,888,291
Julius Baer Holding                                  41,624               2,911,102
                                                                    ---------------
Total                                                                     8,799,393
-----------------------------------------------------------------------------------

CHEMICALS (2.0%)
Lonza Group                                          41,497               3,909,379
Sika                                                  2,616               4,982,974
Syngenta                                             24,476               4,618,674
                                                                    ---------------
Total                                                                    13,511,027
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Nestle                                               18,453               7,090,412
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Nobel Biocare Holding                                13,651               4,106,114
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
Roche Holding                                        59,732              10,580,675
-----------------------------------------------------------------------------------

TAIWAN (0.7%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Hon Hai Precision Industry                          280,000               2,296,570
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Taiwan Semiconductor Mfg                          1,279,012               2,505,264
-----------------------------------------------------------------------------------

UNITED KINGDOM (21.9%)
AEROSPACE & DEFENSE (1.2%)
Cobham                                              919,278               3,537,328
Rolls-Royce Group                                   427,290(b)            4,384,462
                                                                    ---------------
Total                                                                     7,921,790
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

BEVERAGES (0.5%)
Diageo                                              175,990              $3,594,769
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Johnson Matthey                                     102,397               3,511,838
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
Standard Chartered                                  280,235               9,163,202
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Serco Group                                         498,195               4,396,443
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.3%)
Tesco                                             1,848,114              15,179,654
Wm Morrison Supermarkets                          1,224,528               7,459,378
                                                                    ---------------
Total                                                                    22,639,032
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Associated British Foods                            273,435               4,656,848
-----------------------------------------------------------------------------------

INSURANCE (2.3%)
Admiral Group                                       356,316               5,856,205
Prudential                                          274,795               3,779,020
Royal & SunAlliance Insurance Group               1,225,659               3,285,650
Standard Life                                       479,649               2,973,948
                                                                    ---------------
Total                                                                    15,894,823
-----------------------------------------------------------------------------------

METALS & MINING (2.0%)
Anglo American                                      159,784               9,276,785
Lonmin                                               64,535               4,522,994
                                                                    ---------------
Total                                                                    13,799,779
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
BG Group                                            892,809              14,522,798
BP                                                  597,088               6,916,900
                                                                    ---------------
Total                                                                    21,439,698
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Mondi                                                49,839(b)              437,052
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Shire                                               260,235               6,376,692
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

SPECIALTY RETAIL (0.5%)
Carphone Warehouse Group                            492,678              $3,519,706
-----------------------------------------------------------------------------------

TOBACCO (2.0%)
British American Tobacco                            219,051               7,078,785
Imperial Tobacco Group                              146,252               6,410,998
                                                                    ---------------
Total                                                                    13,489,783
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
SIG                                                 241,634               6,359,899
Wolseley                                            103,993               2,267,630
                                                                    ---------------
Total                                                                     8,627,529
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Vodafone Group                                    3,317,024               9,971,466
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $543,029,308)                                                   $669,904,137
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.6%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Porsche                                               2,406              $4,371,142
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $3,739,792)                                                       $4,371,142
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.6%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 17,920,388(f)          $17,920,388
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $17,920,388)                                                     $17,920,388
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $564,689,488)(g)                                                $692,195,667
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At July 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.6% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $564,689,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $138,391,000
Unrealized depreciation                                               (10,884,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $127,507,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 3 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource International Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 27, 2007